T. ROWE PRICE MID-CAP VALUE FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 93.2%
COMMUNICATION SERVICES 3.8%
Entertainment 1.1%
Viacom, Class B	5,370,800	129,060
		129,060
Media 2.7%
CBS, Class B	931,800	37,617
DISH Network, Class A (1)	1,274,900	43,436
News, Class A	15,697,561	218,510
Scholastic	1,042,420	39,362
		338,925
Total Communication Services		467,985
CONSUMER DISCRETIONARY 3.1%
Diversified Consumer Services 0.8%
Strategic Education	749,764	101,878
		101,878
Specialty Retail 1.6%
Gap	508,550	8,828
Tiffany	2,071,800	191,911
		200,739
Textiles, Apparel & Luxury Goods 0.7%
Ralph Lauren	845,050	80,677
		80,677
Total Consumer Discretionary		383,294
CONSUMER STAPLES 9.5%
Beverages 1.4%
Carlsberg, Class B (DKK)	1,160,424	171,485
		171,485
Food & Staples Retailing 1.0%
Kroger	2,148,800	55,396

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Sysco	908,000	72,095
		127,491
Food Products 5.8%
Archer-Daniels-Midland	1,893,400	77,762
Bunge	5,328,647	301,708
Campbell Soup	1,973,400	92,592
Flowers Foods (2)	10,675,100	246,915
		718,977
Household Products 0.5%
Kimberly-Clark	411,700	58,482
		58,482
Personal Products 0.8%
Edgewell Personal Care (1)(2)	3,080,048	100,071
		100,071
Total Consumer Staples		1,176,506
ENERGY 10.4%
Energy Equipment & Services 1.1%
Frank's International (1)	8,913,145	42,337
SEACOR Holdings (1)	561,431	26,427
SEACOR Marine Holdings (1)(2)	1,878,090	23,608
Tidewater (1)(2)	2,649,200	40,029
		132,401
Oil, Gas & Consumable Fuels 9.3%
Apache	1,809,500	46,323
ARC Resources (CAD)	4,478,917	21,332
Cameco	10,636,600	101,048
Canadian Natural Resources	5,965,800	158,869
EQT (2)	16,677,139	177,445
Equitrans Midstream	7,974,611	116,031
Hess	2,832,300	171,297
Imperial Oil	9,167,000	238,617
Murphy Oil	5,570,389	123,161
		1,154,123
Total Energy		1,286,524
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 17.6%
Banks 3.0%
Fifth Third Bancorp	8,236,900	225,527
Popular	538,300	29,111
Westamerica Bancorporation (2)	2,002,896	124,540
		379,178
Capital Markets 6.0%
Franklin Resources	3,857,100	111,316
Lazard, Class A	4,585,003	160,475
Northern Trust	3,038,340	283,538
State Street	3,249,800	192,356
		747,685
Consumer Finance 1.3%
Ally Financial	2,737,590	90,778
Synchrony Financial	2,041,392	69,591
		160,369
Diversified Financial Services 0.9%
Groupe Bruxelles Lambert (EUR)	300,950	28,888
Pargesa Holding (CHF)	1,013,821	77,981
		106,869
Insurance 5.7%
Brighthouse Financial (1)	1,122,136	45,413
Brown & Brown	3,944,314	142,232
CNA Financial	3,166,814	155,966
Kemper	1,172,627	91,406
Loews	3,343,735	172,135
Marsh & McLennan	956,100	95,658
		702,810
Thrifts & Mortgage Finance 0.7%
Capitol Federal Financial	6,177,446	85,125
		85,125
Total Financials		2,182,036

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 14.6%
Biotechnology 1.8%
Alkermes (1)	4,412,927	86,096
Incyte (1)	1,021,100	75,796
Seattle Genetics (1)	661,682	56,508
		218,400
Health Care Equipment & Supplies 5.9%
Baxter International	1,828,800	159,965
DENTSPLY SIRONA	3,479,700	185,503
Hologic (1)	4,454,533	224,910
Zimmer Biomet Holdings	1,212,000	166,371
		736,749
Health Care Providers & Services 4.3%
Cardinal Health	2,844,600	134,237
Covetrus (1)	3,023,760	35,952
Patterson (2)	8,516,200	151,759
Select Medical Holdings (1)(2)	12,732,265	210,973
		532,921
Pharmaceuticals 2.6%
Amneal Pharmaceuticals (1)	752,026	2,181
Elanco Animal Health (1)	2,321,104	61,718
Perrigo	4,526,500	252,986
		316,885
Total Health Care		1,804,955
INDUSTRIALS & BUSINESS SERVICES 8.2%
Aerospace & Defense 2.3%
Cobham (GBP) (1)	24,689,701	47,584
Textron	4,916,553	240,714
		288,298
Air Freight & Logistics 1.7%
CH Robinson Worldwide	1,638,403	138,904
Expeditors International of Washington	1,001,300	74,386
		213,290
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 0.6%
Cintas	278,200	74,586
		74,586
Machinery 2.8%
AGCO	957,100	72,452
PACCAR	1,139,700	79,790
Wabtec	944,363	67,862
Xylem	1,669,800	132,950
		353,054
Road & Rail 0.8%
Kansas City Southern	705,500	93,839
		93,839
Total Industrials & Business Services		1,023,067
INFORMATION TECHNOLOGY 3.4%
Electronic Equipment, Instruments & Components 1.3%
AVX	4,385,135	66,654
National Instruments	2,148,500	90,216
		156,870
Semiconductors & Semiconductor Equipment 1.4%
Applied Materials	3,607,200	179,999
		179,999
Technology Hardware, Storage & Peripherals 0.7%
Western Digital	1,381,000	82,363
		82,363
Total Information Technology		419,232
MATERIALS 8.6%
Chemicals 1.4%
CF Industries Holdings	69,461	3,418
PPG Industries	423,500	50,189
RPM International	643,500	44,279
Westlake Chemical	1,163,200	76,213
		174,099

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Construction Materials 1.4%
Summit Materials, Class A (1)	2,674,800	59,381
Vulcan Materials	781,900	118,254
		177,635
Metals & Mining 5.8%
Barrick Gold	10,764,300	186,545
Cia de Minas Buenaventura, ADR	4,973,600	75,499
Franco-Nevada (CAD)	1,902,400	173,346
NAC Kazatomprom, GDR	3,239,617	42,713
Newmont Goldcorp	4,216,344	159,884
Nucor	1,457,600	74,206
		712,193
Total Materials		1,063,927
REAL ESTATE 6.4%
Equity Real Estate Investment Trusts 6.0%
Equity Commonwealth, REIT	3,540,921	121,277
Equity Residential, REIT	1,532,700	132,211
Rayonier, REIT (2)	7,145,002	201,489
Regency Centers, REIT	1,032,713	71,763
Weyerhaeuser, REIT	8,103,900	224,478
		751,218
Real Estate Management & Development 0.4%
St Joe (1)	2,805,781	48,063
		48,063
Total Real Estate		799,281
UTILITIES 3.4%
Electric Utilities 3.2%
Entergy	586,625	68,846
FirstEnergy	5,226,190	252,059
PG&E (1)	7,725,900	77,259
		398,164

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

		Shares	$ Value
(Cost and value in $000s)
Independent Power & Renewable Electricity Producers 0.2%
Vistra Energy		990,900	26,487
			26,487
Total Utilities			424,651
Total Miscellaneous Common Stocks 4.2% (3)			521,087
Total Common Stocks (Cost $10,091,289)			11,552,545

CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER STAPLES 0.3%
Food Products 0.3%
Bunge, 4.875% (4)		309,567	31,576
Total Consumer Staples			31,576
Total Convertible Preferred Stocks (Cost $35,076)			31,576

SHORT-TERM INVESTMENTS 6.3%
Money Market Funds 6.3%
T. Rowe Price Government Reserve Fund, 2.00% (2)(5)		787,037,617	787,038
Total Short-Term Investments (Cost $787,038)			787,038

Total Investments in Securities 99.8%
(Cost $10,913,403)			$12,371,159
Other Assets Less Liabilities 0.2%			29,238
Net Assets 100.0%			$12,400,397

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	The identity of certain securities has been concealed to protect the fund while
	it completes a purchase or selling program for the securities.
(4)	Perpetual security with no stated maturity date.
(5)	Seven-day yield
ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MID-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Edgewell Personal Care	$(14,689)	$(1,315)	$—
EQT	—	(130,846)	1,384
Equity Commonwealth	10,452	14,314	—
Flowers Foods	21	49,515	5,921
Patterson	(1,254)	(14,191)	6,482
Rayonier	—	6,226	5,640
SEACOR Marine Holdings	—	1,448	—
Select Medical Holdings	—	15,440	—
Tidewater	—	(11,009)	—
Westamerica Bancorporation	—	11,645	2,267
T. Rowe Price Government
Reserve Fund	—	—	14,532
Affiliates not held at period end	(167,255)	107,413	1,115
Totals	$(172,725) #	$48,640	$37,341+

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MID-CAP VALUE FUND

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
Edgewell Personal Care	$111,252$	17,527$	27,393$	100,071
EQT	*	30,841	—	177,445
Equity Commonwealth	187,515	7,900	88,452	*
Flowers Foods	194,833	6,451	3,884	246,915
Patterson	161,033	7,432	2,515	151,759
Rayonier	*	10,031	—	201,489
Realogy Holdings	107,561	5,646	220,620	—
SEACOR Marine Holdings	21,682	478	—	23,608
Select Medical Holdings	187,128	8,405	—	210,973
Tidewater	31,991	19,047	—	40,029
Westamerica
Bancorporation	98,752	14,143	—	124,540
T. Rowe Price Government
Reserve Fund	800,459	¤	¤	787,038
				$2,063,867^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $37,341 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
*	On the date indicated, issuer was held but not considered an affiliated company.
^	The cost basis of investments in affiliated companies was $2,346,963.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP VALUE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE MID-CAP VALUE FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$10,893,645$	658,900$	— $	11,552,545
Convertible Preferred Stocks	—	31,576	—	31,576
Short-Term Investments	787,038	—	—	787,038
Total	$11,680,683$	690,476$	— $	12,371,159